Other Liabilities - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 1,123	$ 1,045	$ 1,111	$ 1,058
Additions	241	202	634	587
Claims paid	(229)	(200)	(634)	(564)
Currency translation adjustment and other	(100)	7	(76)	(27)
Balance at end of period	$ 1,035	$ 1,054	$ 1,035	$ 1,054